May 13, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Office of Filings, Information & Consumer Service

Re:	Highland Funds II

File No.033-51308

Ladies and Gentlemen:

This Supplement is being filed to submit exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus dated February 1, 2015 for the Highland Energy MLP Fund, as filed electronically via EDGAR with the Securities and Exchange Commission on January 30, 2015 (Accession No. 0001193125-15-027958).

If you have any questions, please contact me at (617) 662-7193.

Sincerely,

/s/ Karen Jacoppo-Wood

Karen Jacoppo-Wood

Vice President

cc:	E. Powell
D. Norris